Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Method
We generally make awards on pre-determined dates in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are made on the first day of March, following the approval of such awards, which approval generally occurs at the regularly-scheduled meeting of our board of directors or our compensation committee and/or by unanimous written consent (as applicable). Annual option awards to members of our board of directors are made on the date of our annual meeting of stockholders. RSU awards to new hires are generally made on the first day of March, June, September, or December, following the later of the approval date of the award or the employee’s date of hire. Option awards to new hires are generally made on the employee’s date of hire. During 2025, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, 10-Q or 8-K that discloses material non-public information.

Award Timing Predetermined	true
Award Timing, How MNPI Considered
It is the policy of our board of directors and our compensation committee to not take material non-public information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false